18. Quarterly Data	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Quarterly Data
(Dollars in thousands, except per share amounts)	First	Second	Third	Fourth	First	Second	Third	Fourth
Total interest income	$12,183	12,375	12,430	12,613	$10,759	11,059	11,608	11,924
Total interest expense	757	781	994	1,225	467	513	557	609
Net interest income	11,426	11,594	11,436	11,388	10,292	10,546	11,051	11,315

Provision for loan losses	178	77	422	186	31	231	110	418
Other income	4,120	4,385	4,708	4,526	3,736	4,016	3,915	4,499
Other expense	10,916	11,244	11,267	12,090	10,042	10,560	10,702	11,270
Income before income taxes	4,452	4,658	4,455	3,638	3,955	3,771	4,154	4,126

Income tax expense	785	845	834	672	652	595	687	690
Net earnings	3,667	3,813	3,621	2,966	3,303	3,176	3,467	3,436

Basic net earnings per share	$0.61	0.64	0.62	0.50	$0.55	0.53	0.58	0.57
Diluted net earnings per share	$0.61	0.64	0.61	0.50	$0.55	0.53	0.57	0.57